Summary of significant accounting policies (Details Narrative) $ in Millions	12 Months Ended
	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Sep. 30, 2025 HKD ($)
Property, Plant and Equipment [Line Items]
Allowance for expected credit losses
Impairment of long-lived assets
Lease liability	0	0
Operating lease, right-of-use asset	0	0
Short-term lease expenses	42,062	44,150	$ 45,095
Contract liabilities	1,401,978	705,801
Game revenue sharing		40,330
Recognized revenue	705,801	328,914	248,311
Personal income tax subsidy	447	498	718
Employment subsidy	395		$ 1,276
Deferred offering costs		$ 28,542
Antidilutive shares | shares	0	0
Game Credit [Member]
Property, Plant and Equipment [Line Items]
Contract liabilities	$ 1,401,978	$ 665,471
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets	5 years
Deposit Insurance Scheme [Member]
Property, Plant and Equipment [Line Items]
Cash	$ 102,816			$ 0.8
Deposit Insurance Regulation [Member]
Property, Plant and Equipment [Line Items]
Cash	$ 70,235			$ 0.5
Period-End Spot Rate [Member]
Property, Plant and Equipment [Line Items]
Exchange rate	1.00	1.00		1.00
Period-End Spot Rate [Member] | RMB [Member]
Property, Plant and Equipment [Line Items]
Exchange rate	7.1190	7.0176		7.1190
Average Rate [Member]
Property, Plant and Equipment [Line Items]
Exchange rate	1.00	1.00		1.00
Average Rate [Member] | RMB [Member]
Property, Plant and Equipment [Line Items]
Exchange rate	7.2125	7.2043		7.2125